Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Segment information
Schedule of freight revenues disaggregated geographically by trade, reflecting the Group's service, provided throughout its global network

	2020	2019	2018
	US $’000
Freight revenues from containerized cargo:
Pacific	1,860,554	1,365,757	1,385,579
Cross-Suez	392,679	328,444	387,336
Atlantic	577,443	571,206	493,735
Intra-Asia	453,127	372,894	353,219
Latin America	208,374	208,963	215,975
	3,492,177	2,847,264	2,835,844
Other revenues (*)	499,519	452,497	412,020
	3,991,696	3,299,761	3,247,864
(*)Mainly related to demurrage, value-added services and non-containerized cargo.